Pension Plans (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2015
UK Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$ 793	$ 809
Prior service gain	(196)	(20)
US Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	373	399
Prior service gain	$ 0	$ 0